Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

(12) Share-Based Compensation

As of December 31, 2020, the Company maintained one active share option and restricted share unit plan, the 2019 Share Incentive Plan (“2019 Plan”). The 2019 Plan provided for the grant of share options, restricted share units, performance restricted share units, restricted shares, share appreciation rights and dividend equivalent rights. The 2019 Plan provided for grants of incentive share options only to the Company’s employees or employees of subsidiary of TGH. Awards other than incentive share options could be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of subsidiaries of TGH. At December 31, 2020, 2,238,360 shares were available for future issuance under the 2019 Plan.

Share Options

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

   The following tables summarizes the activity of stock options in the 2019 Plan for the years ended December 31, 2020, 2019, and 2018:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2017	1,524,677	$22.88
Options granted during the period	241,500	$11.15
Options exercised during the period	(15,259)	$8.49
Options expired during the period	(9,552)	$25.77
Options forfeited during the period	(37,458)	$17.61
Balances, December 31, 2018	1,703,908	$21.44
Options granted during the period	250,000	$9.14
Options exercised during the period	(13,014)	$9.70
Options expired during the period	(113,917)	$23.73
Options forfeited during the period	(19,312)	$14.08
Balances, December 31, 2019	1,807,665	$19.76
Options exercised during the period	(113,960)	$11.36
Options expired during the period	(130,711)	$26.14
Options forfeited during the period	(33,968)	$12.40
Balances, December 31, 2020	1,529,026	$19.90
Options exercisable at December 31, 2020	1,189,058	$22.21
Options vested and expected to vest at December 31, 2020	1,510,274	$20.01

As of December 31, 2020, $1,674 of total compensation cost related to non-vested share option not yet recognized is expected to be recognized over a weighted average period of 2 years. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $19.18 per share as of December 31, 2020 was $4,107. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of December 31, 2020. The aggregate intrinsic value of all options exercised during 2020, 2019 and 2018, based on the closing share price on the date each option was exercised was $710, $4 and $83, respectively.

The following table summarizes information about share options exercisable and outstanding at December 31, 2020:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$9.13	50,067	$9.13	226,874	$9.13
$9.46	2,500	$9.46	5,000	$9.46
$9.70	210,359	$9.70	210,359	$9.70
$9.75	2,813	$9.75	3,750	$9.75
$11.15	92,946	$11.15	202,560	$11.15
$12.23 - $14.17	158,254	$14.05	158,254	$14.05
$22.95	150,391	$22.95	200,501	$22.95
$28.05 - $28.54	215,514	$28.27	215,514	$28.27
$34.14	162,639	$34.14	162,639	$34.14
$38.36	143,575	$38.36	143,575	$38.36
	1,189,058	$22.21	1,529,026	$19.90

The weighted average contractual life of options exercisable and outstanding as of December 31, 2020 was 4.7 years and 4.9 years, respectively.

The Company did not grant any stock options during the year ended December 31, 2020. The estimated weighted average grant date fair value of share options granted during 2019 and 2018 was $4.47 and $5.40 per share, respectively, and was estimated using the Black-Scholes option pricing model for the years ended December 31, 2019 and 2018 with the following assumptions.:

	2019	2018
Risk-free interest rates	1.7%	2.9%
Expected terms (in years)	5.5	5.5
Expected common share price volatilities	52.9%	49.8%
Expected dividends	0.0%	0.0%
Expected forfeitures	3.4%	4.3%

The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the share option life. The expected term is calculated based on historical exercises. The expected common share price volatility is based on the historical average volatility of the Company’s stock over a period approximating the expected term of the options. The dividend yield reflects the estimated future yield on the date of grant.

Restricted Share Units (“RSU”) and Performance Restricted Share Units (“PSU”)

  RSU awards granted to employees prior to 2020 have a vesting period of four years or vest in increments of 25% per year on each anniversary of the grant date. RSU awards granted to employees during 2020 have a vesting period of three years or vest in increments of 33.33% per year on each anniversary of the grant date. RSU awards granted to directors fully vest one year after their grant date.

The Company granted PSU awards to certain executives during the year ended December 31, 2020, which are subject to both service and market vesting conditions. The PSU awards will vest at the end of a 3-year performance cycle if the market conditions are met. The market-based conditions will be satisfied if certain milestones based on the Company’s common stock price or relative total shareholder return (“TSR”) are achieved.

The following tables summarizes the activity of RSU and PSU awards under the 2019 Plan for the years ended December 31, 2020, 2019, and 2018:

	RSU and PSU	Weighted average grant date fair value
Balances, December 31, 2017	693,048	$16.03
Share units granted during the period	274,845	$11.92
Share units vested during the period	(289,685)	$16.15
Share units forfeited during the period	(37,458)	$17.27
Balances, December 31, 2018	640,750	$14.20
Share units granted during the period	309,192	$9.20
Share units vested during the period	(281,377)	$13.97
Share units forfeited during the period	(10,945)	$14.32
Balances, December 31, 2019	657,620	$11.95
Share units granted during the period (1)	384,428	$16.96
Share units vested during the period	(300,404)	$12.08
Share units forfeited during the period	(19,743)	$12.62
Balances, December 31, 2020	721,901	$14.55
Share units outstanding and expected to vest at December 31, 2020	677,055	$14.48

(1)

Share units granted during the year ended December 31, 2020 includes 183,560 shares of PSU awards with a grant date fair value of $22.06 per share. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period. There were no PSU awards granted during the years ended December 31, 2019 and 2018.

As of December 31, 2020, $8,833 of total compensation cost related to non-vested time-based RSU and market-based PSU awards not yet recognized is expected to be recognized over a weighted average period of 2 years. The grant date fair value of the market-based PSU awards is recognized as expense ratably over the vesting period and is not adjusted in future periods for the success or failure to achieve the specified market condition.

There were no PSU awards granted during the years ended December 31, 2019 and 2018. The fair value of PSU awards granted during the year ended December 31, 2020 was determined using the Monte Carlo simulation valuation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions.:

2020
Risk-free interest rates	0.16%
Expected common share price volatilities	57.4%
Expected dividends	0.0%